Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	142,603,981.50	15,092
Yield Supplement Overcollateralization Amount 03/31/22	3,888,636.08	0
Receivables Balance 03/31/22	146,492,617.58	15,092
Principal Payments	9,442,429.07	625
Defaulted Receivables	156,732.54	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	3,498,441.71	0
Pool Balance at 04/30/22	133,395,014.26	14,454

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.41%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,594,498.38	120
Past Due 61-90 days	520,115.39	35
Past Due 91-120 days	56,383.99	5
Past Due 121+ days	0.00	0
Total	2,170,997.76	160

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	195,309.85
Aggregate Net Losses/(Gains) - April 2022	(38,577.31)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.32%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	-0.38%
Third Prior Net Losses/(Gains) Ratio	-0.83%
Four Month Average	-0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.64%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	23.35

Flow of Funds	$ Amount
Collections	10,073,274.37
Investment Earnings on Cash Accounts	699.40
Servicing Fee	(122,077.18)
Transfer to Collection Account	-
Available Funds	9,951,896.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	276,074.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	9,208,967.24
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	380,268.26

Total Distributions of Available Funds	9,951,896.59

Servicing Fee	122,077.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 04/15/22	132,419,715.06
Principal Paid	9,208,967.24
Note Balance @ 05/16/22	123,210,747.82

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	12,799,715.06
Principal Paid	9,208,967.24
Note Balance @ 05/16/22	3,590,747.82
Note Factor @ 05/16/22	1.1014564%

Class A-4
Note Balance @ 04/15/22	89,060,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	89,060,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	30,560,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	362,661.09
Total Principal Paid	9,208,967.24
Total Paid	9,571,628.33

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	33,385.92
Principal Paid	9,208,967.24
Total Paid to A-3 Holders	9,242,353.16

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3624364
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2032612
Total Distribution Amount	9.5656976

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1024108
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.2483658
Total A-3 Distribution Amount	28.3507766

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,546,066.61
Investment Earnings	599.87
Investment Earnings Paid	(599.87)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$367,223.37	$283,912.11	$323,159.56
Number of Extensions	30	23	25
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.18%	0.19%